Revenue - Total revenues (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Revenue
Streaming Interests, Silver	$ 15,696	$ 12,564	$ 36,540	$ 28,554
Streaming Interests, Gold	20,992	13,679	39,286	24,663
Streaming Interests, Other	2,191	2,514	4,326	5,091
Royalty Interests	13,712	7,733	22,708	15,937
Total revenues	$ 52,591	$ 36,490	$ 102,860	$ 74,245